Stockholders' Equity - Summary of Stock Options transactions (Details) - Stock Option [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance	480,816
Granted	109,199
Exercised	(726)
Forfeited	(54,262)
Ending balance	535,027	480,816
Options vested and expected to vest	525,057
Options exercisable	373,162
Weighted average exercise, Beginning balance	$ 3.20
Weighted average exercise Granted	3.98
Weighted average exercise, Exercised	6.94
Weighted average exercise, Forfeited	4.10
Weighted average exercise, Ending balance	3.25	$ 3.20
Options vested and expected to vest, Weighted average exercise price	3.24
Options exercisable, Weighted average exercise price	$ 2.79
Weighted average remaining contractual term (in years)	6 years 10 months 9 days	7 years 5 months 8 days
Options vested and expected to vest, Weighted average remaining contractual term (in years)	6 years 9 months 25 days
Options exercisable, Weighted average remaining contractual term (in years)	6 years 29 days
Aggregate intrinsic value, outstanding	$ 8,188	$ 756,848
Options vested and expected to vest, Aggregate intrinsic value	8,188
Options exercisable, Aggregate intrinsic value	$ 8,149